Debt - Narrative (Detail) € in Millions						3 Months Ended				12 Months Ended
	Mar. 15, 2020	May 23, 2017	May 01, 2017 USD ($)	Mar. 03, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Nov. 26, 2017 USD ($)	Aug. 27, 2017 USD ($)	May 28, 2017 USD ($)	Feb. 26, 2017 USD ($)	Nov. 25, 2018 USD ($)	Nov. 26, 2017 USD ($)	Nov. 27, 2016 USD ($)	Mar. 15, 2022	Apr. 27, 2015 USD ($)	May 08, 2012
Debt Instruments [Line Items]
Remaining borrowing capacity										$ 805,200,000
Debt outstanding										850,000,000
Losses on extinguishment of debt						$ 0	$ 0	$ 22,793,000	$ 0	$ 0	$ 22,793,000	$ 0
Interest rate during period										5.01%	5.60%	6.37%
Other Credit Usage [Member]
Debt Instruments [Line Items]
Letters of credit amount outstanding										$ 2,500,000
Standby Letters of Credit [Member]
Debt Instruments [Line Items]
Letters of credit amount outstanding										42,300,000
Senior revolving credit facility [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										$ 850,000,000
Rate for undrawn availability		0.20%
Letter of credit facility, coverage ratio										1.00
Letter of credit facility, default in other indebtedness, minimum										$ 50,000,000
Senior revolving credit facility [Member] | The Second Amended and Restated Credit Agreement [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										$ 1,600,000,000
Letter of credit facility, coverage ratio										3.25
Senior revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instruments [Line Items]
Basis spread on variable rate		1.25%
Senior revolving credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instruments [Line Items]
Basis spread on variable rate		1.75%
Senior revolving credit facility [Member] | Secured Debt [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										$ 350,000,000
Senior revolving credit facility [Member] | United States of America, Dollars [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										800,000,000
Senior revolving credit facility [Member] | United States of America, Dollars or Canada, Dollars [Member]
Debt Instruments [Line Items]
Maximum borrowing capacity										$ 50,000,000
Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Debt Instruments [Line Items]
Stated interest rate				6.875%						6.875%
Extinguishment of debt			$ 154,700,000	$ 370,300,000
Extinguisment of debt, gains (losses), tender premium			$ (21,900,000)
Senior notes [Member] | 3.375% Senior Notes Due 2027 [Member]
Debt Instruments [Line Items]
Face amount | €					€ 475.0
Stated interest rate					3.375%					3.375%
Redemption price as a result of a change in control (percent)					101.00%
Senior notes [Member] | 3.375% Senior Notes Due 2027 [Member] | Scenario, Forecast [Member]
Debt Instruments [Line Items]
Redemption price (percent)	103.375%
Maximum potential redemption (percent)	40.00%
Issuance price percentage of face value if exercised													100.00%
Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Debt Instruments [Line Items]
Face amount														$ 500,000,000
Stated interest rate										5.00%				5.00%
Unamortized discount										$ 13,900,000
Debt default, holder percent to declare all notes due, minimum															25.00%
Prepayment percent of principal plus accrued interest															101.00%
Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member] | Redemption Prior to May 1, 2020 [Member]
Debt Instruments [Line Items]
Redemption price (percent)										100.00%
Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member] | Redemption Prior to May 1, 2018 [Member]
Debt Instruments [Line Items]
Redemption price (percent)										105.00%
Senior notes [Member] | Maximum [Member] | 5.00% Senior Notes, Due 2025 [Member] | Redemption Prior to May 1, 2018 [Member]
Debt Instruments [Line Items]
Early retirement original aggregate principal amount redeemable										40.00%